NOTE 20: INCOME TAXES	12 Months Ended
Dec. 31, 2019
Note 17 Income Taxes
INCOME TAXES
a)	Rate reconciliation

Income tax expense differs from the amount that would result by applying the combined Canadian federal and provincial income tax rates to earnings before income taxes. The reconciliation of the combined Canadian federal and provincial statutory income tax rate of 27% (2018 - 27%, 2017 – 26%) to the effective tax rate is as follows:

	Years ended December 31,
	2019	2018	2017
Loss before taxes	$(4,301,663)	$(3,789,918)	$(3,109,921)
Combined Canadian federal and provincial income tax rates	27%	27%	26%
Expected income tax recovery	(1,161,450)	(1,023,280)	(808,580)
Items that cause an increase (decrease):
Effect of different tax rates in foreign jurisdiction	82,490	35,690	(219,020)
Non-deductible expenses less other permanent differences	(367,360)	294,780	10,990
Tax rate changes	8,700	152,650	233,990
Change in prior year estimates	(413,020)	—	165,540
Share issuance costs and other	(36,010)	1,690	(560)
Change in tax benefits not recognized	1,886,650	538,470	617,640
Income tax recovery	$—	$—	$—

b)	Unrecognized deferred tax assets and liabilities

Deferred taxes are provided as a result of temporary differences that arise due to the differences between the income tax values and the carrying amount of assets and liabilities. Deferred tax assets have not been recognized in respect of the following deductible temporary differences:

	As at December 31,
	2019	2018
Deferred tax assets:
Non-capital losses	$11,870,240	$7,291,370
Property and equipment	31,080	59,640
Intangible assets	485,390	366,070
Right of use assets net of lease liability	25,060	—
Accrued fees and compensation	264,360	57,380
Share issue costs	340,880	179,640
Capital losses carried forward	5,420	5,420
Unrealized foreign exchange loss	1,880	1,880
Goodwill	2,266,520	—
Deferred tax assets, net	$15,290,830	$7,961,400

c)	Expiration of income tax loss carry forwards

As at December 31, 2019, the Company has $6,158,650 of Canadian non-capital income tax losses (unrecognized) which will expire over 2035 through 2039, and $5,711,590 of United States net operating losses (unrecognized) of which $2,688,420 will expire over 2035 through 2037, and $3,023,170 which are indefinite.